UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03287

New Alternatives Fund
(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2. Melville, New York	11747
Address of principal executive offices)	(Zip code)

Murray D. Rosenblith, President
New Alternatives Fund
150 Broadhollow Road, Suite PH2, Melville, NY 11747
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 423-7373

Date of fiscal year end:	12/31

Date of reporting period:	June 30, 2026

Item 1. Reports to Stockholders.

(a)

New Alternatives Fund - Class A (NALFX)

Class A (NALFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

What contributed to performance: Several of the Fund’s sectors had strong share price appreciation in the first six months of 2026. The best performing areas of Fund investment were: Wind Turbine manufacturers, Recycling and Waste Management, Energy Conservation, and Energy Storage. These sectors comprised approximately 17.7 percent of our holdings. Other investment areas that performed positively between 1/1/2026 and 6/30/26 included: Renewable Energy Power Producers and Developers, Solar Photovoltaic manufacturers, Utilities, Energy Management systems, and Water Systems. These companies make up approximately 68.4 percent of the Fund.

The Fund continued to benefit from the strong performance of foreign companies, which comprise just over 60 per cent of our portfolio. These holdings operate in countries where governments are not as hostile to renewable energy development as the current U.S. administration. Also, despite the antipathy and outright hostility of the present U.S. government to renewable energy and related industries, several of the Fund’s domestic companies, including GE Vernova, Corning, Inc., Carrier Global Corp., Owens Corning, Inc., and Wesco International, Inc., have performed well so far in 2026.

What detracted from performance: The energy sector in general, both for renewables and traditional fossil fuel (oil and gas) based operations have been volatile primarily due to the continuing uncertainties arising from the hostilities in the Middle East. The back-and-forth nature of the fighting between the U.S. and Iran, including the blockade of shipping through the Strait of Hormuz, the unresolved situation in Israel and the Palestinian territories, and the ongoing war between Ukraine and Russia continue to have a world-wide impact. The areas of the Fund that had a negative performance between 1/1/2026 and 6/30/2026 included: Sustainable Energy Financial Services and Transportation, which comprise almost 6.9 percent of our holdings. In addition, the value of the Euro fell approximately 3.5 percent against the U.S. Dollar during the year to date. This had a negative effect on approximately 45.6 percent of the companies in the Fund that are Euro-denominated. The individual companies in the Fund that saw their share value go down this period included: Brookfield Renewable Corp., Array Technologies, Canadian Solar, Inc., First Solar, Inc. Signify NV, Ameresco, Inc., Xylem, Inc., and BYD Co., Ltd. These companies comprised just under 12 percent of our total holdings.

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Years	10 Years
New Alternatives Fund
Without Load	18.13%	26.81%	2.85%	10.52%
With Load	13.99%	22.37%	2.12%	9.99%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	New Alternatives Fund	New Alternatives Fund - with load	S&P 500® Index
06/30/16	$10,000	$9,525	$10,000
06/30/17	$11,695	$11,139	$11,790
06/30/18	$11,601	$11,049	$13,484
06/30/19	$13,363	$12,728	$14,889
06/30/20	$15,726	$14,979	$16,006
06/30/21	$23,635	$22,512	$22,536
06/30/22	$20,553	$19,577	$20,144
06/30/23	$19,958	$19,010	$24,091
06/30/24	$18,440	$17,564	$30,006
06/30/25	$21,449	$20,429	$34,556
06/30/26	$27,199	$25,906	$42,271

Fund Statistics

Table Summary
Net Assets	$314,699,449
Number of Portfolio Holdings	48
Advisory Fee	$800,033
Portfolio Turnover	2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.7%
Recycling & Waste Management	0.8%
Transportation	1.9%
Energy Storage	2.6%
Solar Photovoltaic	3.9%
Sustainable Energy Financial Services	5.0%
Wind Turbines	5.0%
Water Systems	6.5%
Energy Conservation	9.8%
Energy Management	13.4%
Utilities	19.7%
Renewable Energy Power Producers & Developers	24.8%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Switzerland	1.7%
Netherlands	2.1%
Denmark	2.1%
Other	2.1%
Japan	2.2%
China	2.3%
Germany	5.1%
Ireland	5.1%
New Zealand	5.6%
France	6.6%
Canada	9.5%
Italy	9.9%
Spain	15.4%
United States	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Iberdrola S.A.	5.6%
Acciona S.A.	5.5%
Veolia Environnement S.A.	5.3%
Enel SpA	5.1%
Siemens A.G.	5.1%
Infratil Ltd.	5.0%
HA Sustainable Infrastructure Capital, Inc.	5.0%
Terna - Rete Elettrica Nazionale	4.8%
Brookfield Renewable Corporation	4.7%
Clearway Energy, Inc., Class C	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

New Alternatives Fund - Class A (NALFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.newalternativesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-NALFX

New Alternatives Fund - Investor (NAEFX)

Investor Class (NAEFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

What contributed to performance: Several of the Fund’s sectors had strong share price appreciation in the first six months of 2026. The best performing areas of Fund investment were: Wind Turbine manufacturers, Recycling and Waste Management, Energy Conservation, and Energy Storage. These sectors comprised approximately 17.7 percent of our holdings. Other investment areas that performed positively between 1/1/2026 and 6/30/26 included: Renewable Energy Power Producers and Developers, Solar Photovoltaic manufacturers, Utilities, Energy Management systems, and Water Systems. These companies make up approximately 68.4 percent of the Fund.

The Fund continued to benefit from the strong performance of foreign companies, which comprise just over 60 per cent of our portfolio. These holdings operate in countries where governments are not as hostile to renewable energy development as the current U.S. administration. Also, despite the antipathy and outright hostility of the present U.S. government to renewable energy and related industries, several of the Fund’s domestic companies, including GE Vernova, Corning, Inc., Carrier Global Corp., Owens Corning, Inc., and Wesco International, Inc., have performed well so far in 2026.

What detracted from performance: The energy sector in general, both for renewables and traditional fossil fuel (oil and gas) based operations have been volatile primarily due to the continuing uncertainties arising from the hostilities in the Middle East. The back-and-forth nature of the fighting between the U.S. and Iran, including the blockade of shipping through the Strait of Hormuz, the unresolved situation in Israel and the Palestinian territories, and the ongoing war between Ukraine and Russia continue to have a world-wide impact. The areas of the Fund that had a negative performance between 1/1/2026 and 6/30/2026 included: Sustainable Energy Financial Services and Transportation, which comprise almost 6.9 percent of our holdings. In addition, the value of the Euro fell approximately 3.5 percent against the U.S. Dollar during the year to date. This had a negative effect on approximately 45.6 percent of the companies in the Fund that are Euro-denominated. The individual companies in the Fund that saw their share value go down this period included: Brookfield Renewable Corp., Array Technologies, Canadian Solar, Inc., First Solar, Inc. Signify NV, Ameresco, Inc., Xylem, Inc., and BYD Co., Ltd. These companies comprised just under 12 percent of our total holdings.

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
New Alternatives Fund	17.98%	26.50%	2.59%	10.25%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	New Alternatives Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,666	$11,790
Jun-2018	$11,541	$13,484
Jun-2019	$13,264	$14,889
Jun-2020	$15,573	$16,006
Jun-2021	$23,347	$22,536
Jun-2022	$20,253	$20,144
Jun-2023	$19,617	$24,091
Jun-2024	$18,079	$30,006
Jun-2025	$20,977	$34,556
Jun-2026	$26,535	$42,271

Fund Statistics

Table Summary
Net Assets	$314,699,449
Number of Portfolio Holdings	48
Advisory Fee	$800,033
Portfolio Turnover	2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.7%
Recycling & Waste Management	0.8%
Transportation	1.9%
Energy Storage	2.6%
Solar Photovoltaic	3.9%
Sustainable Energy Financial Services	5.0%
Wind Turbines	5.0%
Water Systems	6.5%
Energy Conservation	9.8%
Energy Management	13.4%
Utilities	19.7%
Renewable Energy Power Producers & Developers	24.8%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
Switzerland	1.7%
Netherlands	2.1%
Denmark	2.1%
Other	2.1%
Japan	2.2%
China	2.3%
Germany	5.1%
Ireland	5.1%
New Zealand	5.6%
France	6.6%
Canada	9.5%
Italy	9.9%
Spain	15.4%
United States	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Iberdrola S.A.	5.6%
Acciona S.A.	5.5%
Veolia Environnement S.A.	5.3%
Enel SpA	5.1%
Siemens A.G.	5.1%
Infratil Ltd.	5.0%
HA Sustainable Infrastructure Capital, Inc.	5.0%
Terna - Rete Elettrica Nazionale	4.8%
Brookfield Renewable Corporation	4.7%
Clearway Energy, Inc., Class C	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

New Alternatives Fund - Investor (NAEFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.newalternativesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-NAEFX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

New Alternatives Fund A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING ALTERNATIVE ENERGY AND THE ENVIRONMENT

SEMI-ANNUAL
FINANCIALS AND OTHER INFORMATION

INVESTOR SHARES: NAEFX
CLASS A SHARES: NALFX

June 30, 2026

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

THE FUND	150 Broadhollow Road	Melville, New York 11747	(800) 423-8383 (631) 423-7373
	Ultimus Fund Solutions, LLC	225 Pictoria Dr., Suite 450	Cincinnati, OH 45246
	Foreside Funds Distributors LLC	3 Canal Plaza, Suite 100	Portland, ME 04101

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

	Shares	Fair Value
COMMON STOCKS — 94.1%
Alternate Energy- 33.7% (a)
Renewable Energy Power Producers & Developers – 24.8%
Acciona S.A. (Spain)	55,000	$17,410,072
Boralex, Inc. (Canada)	125,000	3,260,946
Brookfield Renewable Corporation (Canada)	400,000	14,848,000
Clearway Energy, Inc., Class A	400,000	13,672,000
Contact Energy Ltd. (New Zealand)	378,950	2,005,118
EDP Renovaveis S.A. (Spain/Portugal)	836,000	13,527,601
Northland Power, Inc. (Canada)	325,000	5,119,157
Orsted A/S (Denmark)(b),(c)	100,000	2,244,192
XPLR Infrastructure, L.P.(b)	500,000	5,905,000
		77,992,086
Solar Photovoltaic– 3.9%
Array Technologies, Inc.(b)	50,000	370,500
Canadian Solar, Inc. (Canada)(b)	100,000	1,602,000
Corning, Inc.	5,000	1,277,150
Enphase Energy, Inc.(b)	25,000	1,231,000
First Solar, Inc.(b)	20,000	4,719,200
Nextpower, Inc., Class A(b)	25,000	2,978,500
		12,178,350
Wind Turbines– 5.0%
GE Vernova, LLC	10,000	11,748,600
Vestas Wind Systems A/S (Denmark)	150,000	4,233,084
		15,981,684

Total Alternate Energy		106,152,120

Energy Conservation – 9.8%
Carrier Global Corp.	60,000	4,401,000
Johnson Controls International plc (Ireland)	50,000	7,305,500
Owens Corning, Inc.	25,000	3,974,000
Signify N.V. (Netherlands)(c)	350,000	6,670,663
Trane Technologies plc (Ireland)	17,500	8,595,300
		30,946,463
Energy Management– 13.4%
ABB Ltd. – ADR (Switzerland)	50,000	5,435,000
Ameresco, Inc., Class A(b)	30,000	828,000
Schneider Electric S.E. (France)	12,500	4,073,884
Siemens A.G. (Germany)	50,000	16,052,872
Terna - Rete Elettrica Nazionale (Italy)	1,280,000	14,967,683
WESCO International, Inc.	2,500	863,575
		42,221,014

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

	Shares	Fair Value
COMMON STOCKS — 94.1% (Continued)
Energy Storage– 2.6%
Contemporary Amperex Technology Company Ltd.(b)	20,000	$1,790,170
Panasonic Holdings Corp. – ADR (Japan)	225,000	6,304,500
		8,094,670
Natural & Organic Foods– 0.7%
Sprouts Farmers Market, Inc.(b)	25,000	2,114,500

Recycling & Waste Management– 0.8%
Sims Ltd. (Australia)	125,000	2,383,918

Sustainable Energy Financial Services- 5.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	400,000	15,620,000

Transportation– 1.9%
BYD Company Ltd. – ADR (China)	600,000	5,562,000
Shimano, Inc. – ADR (Japan)	50,000	532,500
		6,094,500
Utilities – 19.7%
American Water Works Co., Inc.	25,000	3,289,500
EDP - Energias de Portugal S.A. (Portugal)	750,000	3,923,433
Enel SpA (Italy)	1,400,000	16,073,541
Hydro One Ltd. (Canada)	125,000	5,155,820
Iberdrola S.A. (Spain)	700,000	17,458,034
Infratil Ltd. (New Zealand)	1,800,000	15,768,139
SSE plc(b)	10,000	323,115
		61,991,582
Water Systems– 6.5%
Mueller Water Products, Inc. - Series A	10,000	258,300
Veolia Environnement S.A. (France)	400,000	16,644,970
Xylem, Inc.	25,000	2,955,250
Zurn Elkay Water Solutions	15,000	757,950
		20,616,470
Total Common Stocks (Cost $194,382,880)		296,235,237

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

	Par	Fair Value
CERTIFICATE OF DEPOSIT — 0.1%
Socially Concerned Banks - 0.1%
Alternatives Federal Credit Union 4.07% due 03/13/27	$217,117	$217,117
Self Help Credit Union 3.75% due 12/30/26	100,000	100,000
Total Certificate of Deposit (Cost $317,117)		317,117

TOTAL INVESTMENTS - 94.2% (Cost $194,698,037)		$296,552,354
OTHER ASSETS IN EXCESS OF LIABILITIES- 5.8%		18,147,095
NET ASSETS - 100.0%		$314,699,449

(a)	See note 9.

(b)	Non-income producing securities.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of 144A securities is $8,914,855, or 2.8% of net assets.

ADR	- American Depositary Receipts

A.G.	- Aktiengesellschaft

A/S	- Aktieselskab

LLC	- Limited Liability Company

LP	- Limited Partnership

N.V.	- Naamloze Vennootschap

REIT	- Real Estate Investment Trust

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Européene

New Alternatives Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2026

Assets:
Investments in securities, at cost	$194,698,037
Investments in securities, at fair value	$296,552,354
Cash	17,769,533
Receivable for Portfolio shares sold	45,478
Interest and dividends receivable	138,436
Tax Reclaims (Note 2D)	485,018
Prepaid expenses and other assets	23,191
Total Assets	315,014,010

Liabilities:
Due to Broker	19,424
Payable for Portfolio shares redeemed	63,373
Accrued investment advisory fees	138,357
Accrued distribution (12b-1) fees	3,726
Transfer agent fees	8,593
Accrued expenses and other liabilities	81,088
Total Liabilities	314,561
Net Assets	$314,699,449

Components of Net Assets:
Paid-in capital	$209,064,804
Accumulated earnings	105,634,645
Net Assets	$314,699,449

Net Asset Value Per Share
Class A Shares:
Net assets	$296,420,673
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,265,424

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$90.78
Maximum offering price per share (100/96.50 of $90.78)	$94.07

Investor Shares:
Net assets	$18,278,776
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	202,498

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$90.27

See accompanying notes to financial statements.

New Alternatives Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Dividend income ( net of $1,311,369 foreign taxes witheld)	$3,719,501
Reclaim income	485,019
Interest income	230,673
Total Investment Income	4,435,193

Expenses:
Investment advisory fees (Note 4)	800,033
Transfer agent fees	103,719
Legal fees	90,565
Administrative and accounting service fees	73,657
Custody Fee	61,016
Professional fees	34,575
Registration & filing fees	31,525
Printing and postage expense	24,781
Distribution fees (12b-1)
Investor Class (Note 4)	21,151
Trustees' fees (Note 5)	19,424
Audit fees	12,108
Insurance expense	8,407
Miscellaneous fees and expenses	33,249
Total Expenses	1,314,210
Net Investment Income	3,120,983

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions (Notes 2B & 6)
Investments	9,409,115
Foreign currency transactions	(43,146)
9,365,969
Net change in unrealized Appreciation/(Depreciation) from:
Investments	36,295,003
Foreign currency translations	(5,657)
36,289,346
Net Realized and Unrealized Gain on Investments and Foreign Currency Related Translations	45,655,315

Net Increase in Net Assets Resulting from Operations	$48,776,298

See accompanying notes to financial statements.

New Alternatives Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
	(Unaudited)
Investment Activities:
Net investment income	$3,120,983	$3,501,440
Net realized gain (loss) on investments and foreign currency related transactions	9,365,969	(1,752,604)
Net change in unrealized appreciation (depreciation) on investments and foreign currency related translations	36,289,346	61,928,587
Net increase in net assets resulting from operations	48,776,298	63,677,423

Distributions to Shareholders From:
Total Distributions Paid
Class A	—	(2,969,128)
Investor Shares	—	(141,448)
Total distributions to shareholders	—	(3,110,576)

Capital Share Transactions:
Net decrease in net assets from capital share transactions (Note 3)	(5,849,543)	(32,761,640)
Total Increase In Net Assets	42,926,755	27,805,207

Net Assets:
Beginning of period/year	271,772,694	243,967,487
End of period/year	$314,699,449	$271,772,694

See accompanying notes to financial statements.

New Alternatives Fund
Financial Highlights

Selected data based on a share outstanding throughout each period/year indicated.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited
Net asset value, beginning of period/year	$76.85		$60.68	$65.88	$70.57	$87.80	$97.00
Losses from investment operations:
Net investment income (loss) (a)	—		0.95	0.77	1.60	0.75	0.34
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	13.93		16.12	(4.73)	(3.35)	(14.71)	(5.03)
Total gain (loss) from investment operations	13.93		17.07	(3.96)	(1.75)	(13.96)	(4.69)
Less distributions from
Net investment income	—		(0.90)	(1.24)	(2.05)	(0.80)	(0.48)
Net realized gain	—		—	—	(0.89)	(2.46)	(3.90)
Return of Capital	—		—	—	—	(0.01)	(0.13)
Total distributions	—		(0.90)	(1.24)	(2.94)	(3.27)	(4.51)
Net asset value, end of period/year	$90.78		$76.85	$60.68	$65.88	$70.57	$87.80
Total return(b)	18.13	% (e)	28.14%	(6.02)%	(2.50)%	(15.93)%	(4.79)%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000s)	$296,421		$256,454	$229,351	$307,712	$355,564	$428,017
Ratio of total expenses to average net assets(c)	0.88	% (f)	1.10%	1.03%	0.96%	0.89%	0.85%
Ratio of net investment income to average net assets(c)(d)	1.01	% (f)	1.36%	1.20%	2.33%	0.96%	0.36%
Portfolio turnover rate	1.83	% (e)	4.09%	5.94%	7.97%	9.21%	8.75%

(a)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions at net asset value and doesn't reflect the impact of sales charge.

(c)	Does not include the Fund's share of the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

New Alternatives Fund
Financial Highlights

Selected data based on a share outstanding throughout the each indicated.

	Investor Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$76.51		$60.42	$65.58	$70.21	$87.35	$96.52
Losses from investment operations:
Net investment income (loss) (a)	—		0.73	0.61	1.42	0.55	0.11
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	13.76		16.07	(4.71)	(3.34)	(14.62)	(5.00)
Total gain (loss) from investment operations	13.76		16.80	(4.10)	(1.92)	(14.07)	(4.89)
Less distributions from:
Net investment income	—		(0.71)	(1.06)	(1.82)	(0.60)	(0.25)
Net realized gain	—		—	—	(0.89)	(2.46)	(3.90)
Return of Capital	—		—	—	—	(0.01)	(0.13)
Total distributions	—		(0.71)	(1.06)	(2.71)	(3.07)	(4.28)
Net asset value, end of period/year	$90.27		$76.51	$60.42	$65.58	$70.21	$87.35
Total return(b)	17.98	% (e)	27.82%	(6.25)%	(2.75)%	(16.14)%	(5.02)%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000s)	$18,279		$15,318	$14,616	$18,291	$23,067	$28,245
Ratio of total expenses to average net assets(c)	1.12	% (f)	135.00%	1.28%	1.21%	1.14%	1.10%
Ratio of net investment income to average net assets(c)(d)	0.76	% (f)	1.11%	0.95%	2.08%	0.71%	0.11%
Portfolio turnover rate	1.83	% (e)	4.09%	5.94%	7.97%	9.21%	8.75%

(a)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions at net asset value and doesn't reflect the impact of sales charge.

(c)	Does not include the Fund's share of the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026

1.	ORGANIZATION

New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”) . The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include “Yieldco’s”, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” or “Renewable Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

2.	ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities. Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over- the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost. Certificates of Deposit are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as “valuation designee” under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee’s fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026 in valuing the Fund’s assets carried at fair value:

New Alternatives Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$296,235,237	$—	$—	$296,235,237
Certificate of Deposits	—	317,117	—	317,117
Total	$296,235,237	$317,117	$—	$296,552,354

The Fund did not hold any Level 3 securities during the period ended June 30, 2026.

*	Refer to the Schedule of Investments for security classifications.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at June 30, 2026, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.

B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Trust’s Board of Trustees.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such gains or losses are included in net realized gain or loss from currency transactions on the Statement of Operations.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. The Fund applies for refunds where available. Expenses are accrued on a daily basis. Fund level expenses common to all classes are allocated to each class based upon relative daily net assets of each class. Non-cash dividends, if any, are recorded at the fair market value of the asset received.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

F. FEDERAL INCOME TAXES – The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

during the reporting period. Actual results could differ from those estimates.

H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

I. ALLOCATION – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

J. CASH – Cash represents amounts held on deposit with the Fund’s custodian bank. Balances at times may exceed federally insured limits.

3)	SHARES OF BENEFICIAL INTEREST

There are unlimited, no par value shares of beneficial interest authorized. On June 30, 2026, the Fund’s total shares outstanding were 3,467,922. Aggregate paid-in capital including reinvestment of dividends was $209,064,804. Transactions in shares of beneficial interest were as follows:

	For the Period Ended		For the Year Ended
	June 30, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares
Shares of beneficial interest sold	45,780	$3,926,167	95,175	$6,658,364
Reinvestment of distributions	—	—	34,904	2,655,822
Redemptions	(117,364)	(9,948,669)	(572,837)	(39,305,993)
Net Decrease	(71,584)	$(6,022,502)	(442,758)	$(29,991,807)

	For the Period Ended		For the Year Ended
	June 30, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Investor Shares
Shares of beneficial interest sold	12,334	$1,013,612	16,112	$1,109,494
Reinvestment of distributions	—	—	1,646	124,699
Redemption fees	—	229	—	1,540
Redemptions	(10,052)	(840,882)	(59,465)	(4,005,566)
Net Decrease	2,282	172,959	(41,707)	(2,769,833)
Total Net Decrease	$(69,302)	$(5,849,543)	$(484,465)	$(32,761,640)

The Fund’s share price is based upon the daily net asset value of its shares. The Fund’s offering price for its Class A Shares is the net asset value per share plus a front-end sales charge. The front-end sales charge provides payment to brokers or the underwriter and/or sub-distributor of the Fund. The Class A Shares of the Fund do not have any distribution (i.e., Rule 12b-1) charges, service charges or redemption fees. The front-end sales charge you pay depends on the dollar amount invested, as shown in the table below. Front-end sales charges are not imposed upon reinvested dividends or distributions. Investor Shares are subject to 12b-1 fees, as discussed below in Note 4. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty days of their purchase. For the period ended June 30, 2026, the redemption fees charged by the Funds are included in the capital share amount in the Statement of Changes in Net Assets and can also be found broken out above.

4)	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For its investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million. The fee is accrued daily and paid monthly, in arrears. The Fund incurred management fees of $800,033 for the period ended June 30, 2026.

The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers and owners of Accrued Equities.

Foreside Funds Distributors LLC (the “Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. The Fund charges a maximum front-end sales charge of 3.50% on most new sales of the Fund’s Class A Shares. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund for the period ended June 30, 2026, was $5,982 and the amounts received by the Distributor and Accrued Equities were $1,994 and $3,988, respectively. The Distributor and Accrued Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the period ended June 30, 2026, the Distributor and Accrued Equities received $1,133 and $647 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.

Investor Shares of the Fund are not subject to a sales charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b- 1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the period ended June 30, 2026, 12b-1 Fees of $21,151 were accrued by the Investor Shares of the Fund.

The Board of Trustees has authorized the Class A Shares of the Fund to pay sub-transfer agent fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Class A Shares of the Fund, or to reimburse Accrued Equities for such expenses it reimbursed on behalf of the Class A Shares. The sub-transfer agent services provided must be necessary and may not duplicate services already provided by a Fund service provider. The sub-transfer agent services may not be for distribution-related services. The fees paid by the Class A Shares may not exceed the fees that would have been incurred by customers of the financial intermediaries if they maintained their customer account directly with the Fund.

5)	TRUSTEES’ FEES

For the period ended June 30, 2026, the Fund paid trustees’ fees of $19,424 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

For the period ended June 30, 2026, each Independent Trustee receives an annual fee of $14,000 for their services as an Independent Trustee of the Trust. As Vice-Chairperson of the Trust’s Board of Trustees, Sharon Reier receives an additional annual fee of $2,500. Each member of the Audit Committee receives an additional $1,000 annual fee and Susan Hickey, Chairperson of the Audit Committee, receives an additional annual fee of $500. The Independent Trustees are also entitled to receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Trust, who are officers and owners of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.

6)	OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“UFS”)

UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. During the period ended June 30, 2026, the UFS earned total fees of $73,657 for administration and

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

fund accounting services, and $103,719 for transfer agent services for the New Alternatives Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

7)	PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2026, the aggregate cost of securities purchased totaled $ 5,180,199. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the period ended June 30, 2026, was $16,106,118.

8)	FEDERAL INCOME TAX INFORMATION

At June 30, 2026 the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
New Alternatives Fund	$200,906,970	$122,652,615	$(27,007,231)	$95,645,384

The tax character of fund distributions paid for the periods ended December 31, 2025 and December 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Ordinary Income	$3,110,576	$4,881,557
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$3,110,576	$4,881,557

As of December 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Losses)
$385,715	$—	$—	$(2,892,576)	$—	$95,645,385	$56,858,347

The difference between book basis and tax basis accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the book/tax basis treatment of the expiration of rights. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $14,827.

At December 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$2,892,576	$2,892,576	$—

Permanent book and tax differences, primarily attributable to tax adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2025, as follows:

Paid In	Total Distributable
Capital	Earnings
$(1,553,421)	$1,553,421

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

9)	RISKS

Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

Cash and Foreign Currency Concentration – Cash and foreign currency consists of cash and foreign currency on deposit with financial institutions. Cash held in banks periodically exceeds the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage of $250,000, and as a result, there is a concentration of credit risk related to amounts in excess of the FDIC insurance coverage.

Concentration – Under normal market conditions, at least 25% of the Fund’s total asset will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments. As of June 30, 2026 the Fund had 33.7% of its net assets invested in Alternative Energy companies.

10)	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund's financial statements.

11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

New Alternatives Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Accrued Equities, Inc. (the “Advisor”) serves as the investment adviser to New Alternatives Fund (the “Fund”) . The Board of Trustees most recently approved the continuance of the investment advisory agreement between the Fund and the Advisor (the “Advisory Agreement”) at a meeting of the Board of Trustees held on March 17, 2026. The March 17, 2026 meeting was called, in part, to act upon the continuance of such Advisory Agreement. At this meeting, the Board of Trustees approved the continuance of such Advisory Agreement for a period of one year beginning March 31, 2026, under the same terms and conditions, including the provision for fees. This approval by the Board of Trustees included the approval by a majority of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, and by a majority of the entire Board.

The Advisor serves as the investment adviser to the Fund. The Advisor previously served as the investment adviser to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. On November 14, 2014, the Predecessor Company was reorganized into the Class A Shares of the Fund. The Fund was organized to continue the investment operations and performance history of the Predecessor Company.

It was noted that the Independent Trustees were represented at this meeting by independent counsel.

Prior to the Meeting, the Board received and reviewed certain materials concerning the Advisory Agreement renewal. The materials included: (i) a proposed resolution; (ii) a copy of Accrued Equities’ responses to a request for information necessary to evaluate the terms of the Investment Advisory Agreement renewal (the “Adviser Questionnaire”); (iii) an executed compliance program certificate; (iv) a copy of Accrued Equities’ current Form ADV, Part I; (v) audited financial information for Accrued Equities for its fiscal year ended December 31, 2025; (vi) an organizational chart for Accrued Equities; (vii) a copy of Accrued Equities’ Written Supervisory Procedures/Compliance Procedures; and (viii) a copy of the Investment Advisory Agreement.

At the meeting, the Board was given the opportunity to speak with the Advisor’s Chief Compliance Officer and the Trust’s Chief Compliance Officer.

The Board noted that some of the information received in the Board materials referred to the historical relationship between the Advisor and the Predecessor Company.

The Adviser Questionnaire provided to the Board contained detailed information concerning the Investment Adviser and the Advisory Agreement, including: (i) information on the Investment Adviser, its business and its services; (ii) information concerning the employees of the Investment Adviser who service the Fund; (iii) information on the Investment Adviser’s investment process; (iv) performance information comparing the Fund and the Predecessor Company to other, similar mutual funds and to its benchmark index; (v) information on the Investment Adviser’s trading and brokerage practices; (vi) information concerning investment advisory fees paid to the Investment Adviser by the Fund; (vii) information concerning other fees earned by the Investment Adviser with respect to its relationship with the Fund, such as net underwriting fees, sales commissions for the sale of the Fund’s shares and Rule 12b-1 fees; (viii) information concerning investment advisory fees and total operating expenses as a percentage of net assets paid

New Alternatives Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

by the Fund and other, similar mutual funds; and (ix) other information concerning the Investment Adviser such as information concerning its compliance procedures, code of ethics and insurances.

It was noted that during the COVID-19 pandemic, the Advisor established its remote work procedures and has been able to provide uninterrupted service to the Fund. Generally, at least one person has been in the office every business day.

Independent counsel reviewed with the Board various sections of the Advisor Questionnaire and the Advisor’s audited financial statements.

The Board of Trustees, including a majority of the Independent Trustees, decided to approve the renewal of the Advisory Agreement for a one year period commencing March 31, 2026, based upon their evaluation of: (i) the long-term relationship between the Investment Adviser and the Fund, including the Predecessor Company; (ii) the Investment Adviser’s commitment to the Fund’s investment objectives and its socially responsible investment policies, and the Investment Adviser’s ability to manage the Fund’s portfolio in a manner consistent with those objectives and policies; (iii) the depth of experience and expertise of the Investment Adviser with regard to the alternative energy market; (iv) the nature, extent and quality of the services provided; (v) the historical performance of the Fund, including the Predecessor Company; and (vi) the costs of the services provided and the profitability of the Investment Adviser from its relationship with the Fund.

In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund. The Board also noted that the Advisor continued to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Predecessor Company’s commencement of operations over 40 years ago.

The Board considered the nature, quality and scope of the investment advisory services that had been provided to the Fund and the Predecessor Company by the Advisor in the past and the services that were expected to continue in the future. Further, the Board considered the Advisor’s personnel assigned to service the Fund. The Board considered the decrease in assets in the Fund during the year. The Advisor represented to the Board that the size of the Fund was still manageable by the portfolio management team currently in place. The Board concluded that the nature, quality and scope of the investment advisory services provided by the Advisor were very good.

The Board considered the performance results of the Fund, including the Predecessor Company, over various time periods. They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its broad-based benchmark index. The Fund’s industry peer group was comprised of two other socially responsible mutual funds with an international scope and a focus on the environment and renewable energy. Mr. Rosenblith stated that there had been no change in the composition of the industry peer group from the prior year. The Board reviewed the Fund’s performance both with the sales load factored in and without the sales load. This was done because one of the funds in the industry peer group and the broad-based benchmark index did not have sales loads.

Both classes of the Fund’s shares outperformed one of the Fund’s industry peers for the one-year period ended December 31, 2025 and underperformed the Fund’s industry peer for the five-year and ten-year (or life of the class, if shorter) periods ended December 31, 2025. Both classes of the Fund’s shares underperformed the Fund’s other industry peer for the one- and five-year periods ended December 31, 2025 and outperformed this same industry peer for the ten-year (or life of the class, if shorter) period ended December 31, 2025. Both classes of the Fund’s shares outperformed its broad-based benchmark index for the one-year period, and underperformed its broad-based benchmark for the five-year and ten-year (or life of the class, if shorter) period ended December 31, 2025.

New Alternatives Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

The Board considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by the Fund’s industry peer group. The Board noted that the investment advisory fee for the Fund had breakpoints that lowered the investment advisory fee rate as Fund assets reached certain levels. The Board also noted that the other comparable funds in its industry peer group were each subject to an expense limitation cap but that the Fund’s expense ratio reflected total gross expenses without any waivers or expense reimbursements. Mr. Rosenblith noted that the Fund’s investment advisory fee, after breakpoints, was 0.54% for the year ended December 31, 2025. The Investment Adviser’s investment advisory fee as a percentage of average net assets, giving effect to the breakpoint fee schedule, was significantly lower than that of its industry peers. In addition, total annual fund operating expenses of the Fund were comparable to or lower than that of its industry peer group. Based on the foregoing, the Board determined that the investment advisory fee was appropriate.

The Independent Trustees reviewed and discussed other aspects of the Advisor, such as the profitability of the Advisor, the benefits each party received from their long-term relationship, the Advisor’s entrepreneurial risks, and the fact that the Advisor was eligible to receive other compensation from the relationship. The Board noted favorably that the Advisor was using its own resources to assist in the sales and marketing activities of the Fund.

The audited financial information provided by the Advisor indicated that the Advisor was well capitalized and profitable. In addition, the Board noted that the Advisor had no expense limitation commitments with the Fund.

The Board noted that the Advisor was also a registered broker-dealer and was eligible to receive underwriting fees and sales commissions on the sale of Fund shares, as well as fees from the Investor Shares’ Rule 12b-1 plan. The Board noted that two of the trustees, David J. Schoenwald and Murray D. Rosenblith, were owners, directors and/or officers of the Advisor, and would benefit by the approval of the investment advisory and sub-distribution agreements, and the continuation of the Rule 12b-1 plan for Investor Shares.

The Board reviewed the Advisor’s brokerage policies noting that the Advisor does not engage in any directed brokerage or soft dollar transactions. Best price and execution were the Advisor’s brokerage criteria.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the Board was determining whether to re-approve the agreement with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities. In addition, the Advisor does not service any other investment advisory accounts.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (800) 423-8383 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Alternatives Fund

By	/s/ Murray D. Rosenblith
Murray D. Rosenblith
President, CEO and Principal Executive Officer
Date: 9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Murray D. Rosenblith
Murray D. Rosenblith
President, CEO and Principal Executive Officer
Date: 9/2/2026

By	/s/ Kathleen DonAngelo
Kathleen DonAngelo
Treasurer and Principal Financial Officer
Date: 9/2/2026